Intangible Assets and Liabilities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 03, 2018	Jan. 28, 2017	Jan. 30, 2016
Selling, General and Administrative Expenses [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	$ 26.0	$ 28.8	$ 31.8